Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
ACL	$ 4,228	$ 4,267
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	176,294	177,026
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	176,550	177,250
ACL	256	224
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	493	424
Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	2
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	86,488	85,594
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	60,460	62,186
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,392	10,723
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,493	2,297
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,223	16,024
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	91,261	103,267
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	91,976	104,042
ACL	715	775
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	586	549
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,156	1,551
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,982	38,104
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	31,743	22,458
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,099	13,657
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,576	2,886
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,834	24,837
Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,104	11,893
Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,522	12,294
ACL	418	401
Credit Card Loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,453	1,605
Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,941	1,947
Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,969	1,954
Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,040	4,750
Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,422	1,296
Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	697	742
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	369,517	372,590
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	371,884	374,997
ACL	2,367	2,407
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,180	2,987
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	199,645	206,617
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	154,386	152,795
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,673	12,598
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	264,958	269,794
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	472	460
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	476	687
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	190,656	196,870
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	69,002	68,306
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	5,296	4,391
Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	652,932	668,583
Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	649,176	664,776
Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	265,430	270,254
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	156,092	158,195
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	156,158	158,268
ACL	66	73
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	2
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	86,296	85,423
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	49,578	51,366
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,655	5,289
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	258	282
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,370	15,906
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79,714	93,825
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79,848	94,033
ACL	134	208
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,148	1,547
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,948	37,924
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	28,467	21,406
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,551	7,971
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	680	759
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,054	24,426
Stage One [member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,437	10,345
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,552	10,479
ACL	115	134
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,453	1,605
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,941	1,946
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,915	1,884
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,083	3,860
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	607	533
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	553	651
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	326,129	329,495
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	326,876	330,344
ACL	747	849
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	194,113	202,731
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	132,475	126,535
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	288	1,078
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	248,323	249,291
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	228	260
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	189,154	195,149
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	59,313	54,148
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	84	254
Stage One [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	573,434	593,124
Stage One [member] | Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	572,372	591,860
Stage One [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	248,551	249,551
Stage Two [Member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	19,713	18,412
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	19,899	18,558
ACL	186	146
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	192	171
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,882	10,820
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,737	5,434
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,235	2,015
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	853	118
Stage Two [Member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,126	9,045
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,542	9,460
ACL	416	415
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	8	4
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	34	180
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,276	1,052
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,548	5,686
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,896	2,127
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	780	411
Stage Two [Member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,667	1,548
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,970	1,815
ACL	303	267
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	1
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	54	70
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	957	890
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	815	763
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	144	91
Stage Two [Member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	40,722	40,635
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	41,828	41,666
ACL	1,106	1,031
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,532	3,886
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,911	26,260
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,385	11,520
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	16,179	19,827
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	224	189
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,502	1,721
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	9,689	14,158
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	5,212	4,137
Stage Two [Member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	75,239	71,499
Stage Two [Member] | Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	73,228	69,640
Stage Two [Member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	16,403	20,016
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	489	419
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	493	424
ACL	4	5
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	493	424
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	421	397
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	586	549
ACL	165	152
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	586	549
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,666	2,460
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,180	2,987
ACL	514	527
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,180	2,987
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	456	676
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	20	11
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	476	687
Stage three [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,259	3,960
Stage three [member] | Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,576	3,276
Stage three [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 476	$ 687